Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.91328%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,578,459.16

Principal:
Principal Collections	$17,661,453.30
Prepayments in Full	$7,574,712.42
Liquidation Proceeds	$265,793.55
Recoveries	$7,208.97
Sub Total	$25,509,168.24
Collections	$27,087,627.40

Purchase Amounts:
Purchase Amounts Related to Principal	$60,943.21
Purchase Amounts Related to Interest	$197.46
Sub Total	$61,140.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,148,768.07

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,148,768.07
Servicing Fee	$559,385.83	$559,385.83	$0.00	$0.00	$26,589,382.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,589,382.24
Interest - Class A-2a Notes	$206,870.25	$206,870.25	$0.00	$0.00	$26,382,511.99
Interest - Class A-2b Notes	$135,583.59	$135,583.59	$0.00	$0.00	$26,246,928.40
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$25,246,416.07
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$24,903,196.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,903,196.07
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$24,784,507.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,784,507.90
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$24,699,430.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,699,430.82
Regular Principal Payment	$22,333,196.47	$22,333,196.47	$0.00	$0.00	$2,366,234.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,366,234.35
Residual Released to Depositor	$0.00	$2,366,234.35	$0.00	$0.00	$0.00
Total		$27,148,768.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,333,196.47
Total					$22,333,196.47

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,313,791.46	$60.19	$206,870.25	$0.76	$16,520,661.71	$60.95
Class A-2b Notes	$6,019,405.01	$60.19	$135,583.59	$1.36	$6,154,988.60	$61.55
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$22,333,196.47	$21.22	$1,889,951.42	$1.80	$24,223,147.89	$23.02

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$72,164,039.57	0.2662683	$55,850,248.11	0.2060743
Class A-2b Notes	$26,626,831.82	0.2662683	$20,607,426.81	0.2060743
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$577,240,871.39	0.5483797	$554,907,674.92	0.5271631

Pool Information
Weighted Average APR	2.883%	2.889%
Weighted Average Remaining Term	42.13	41.32
Number of Receivables Outstanding	26,911	26,320
Pool Balance	$671,262,996.76	$645,506,147.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$605,730,871.46	$583,011,322.26
Pool Factor	0.5720578	0.5501075

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$62,494,825.72
Targeted Overcollateralization Amount	$90,598,473.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,598,473.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$193,946.30
(Recoveries)		26	$7,208.97
Net Loss for Current Collection Period			$186,737.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3338%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2537%
Second Prior Collection Period			0.5985%
Prior Collection Period			0.5216%
Current Collection Period			0.3404%
Four Month Average (Current and Prior Three Collection Periods)			0.4285%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		616	$2,382,069.19
(Cumulative Recoveries)			$246,876.30
Cumulative Net Loss for All Collection Periods			$2,135,192.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1820%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,867.00
Average Net Loss for Receivables that have experienced a Realized Loss			$3,466.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	207	$6,641,614.85
61-90 Days Delinquent	0.14%	29	$894,057.31
91-120 Days Delinquent	0.06%	8	$359,286.17
Over 120 Days Delinquent	0.01%	5	$90,606.85
Total Delinquent Receivables	1.24%	249	$7,985,565.18

Repossession Inventory:
Repossessed in the Current Collection Period		16	$607,205.87
Total Repossessed Inventory		23	$817,446.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1668%
Prior Collection Period			0.1746%
Current Collection Period			0.1596%
Three Month Average			0.1670%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2082%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,397,785.93
2 Months Extended	96	$3,306,803.17
3+ Months Extended	11	$268,070.52

Total Receivables Extended	182	$5,972,659.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer